Putnam
Vista Fund


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-03

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FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]


Dear Fellow Shareholder:

It gives us little pleasure to report another decline for Putnam Vista Fund. The task is made no easier by having to add that for the six months ended January 31, 2003, the fund lagged both its benchmark index and the Lipper average for its peer group. Details are on page 7.

In assessing the fund's results during the period, however, it is important for you to keep in mind that most of the negative performance can be attributed to the ongoing lackluster performance of both the economy and the stock market and to remember that such challenging circumstances do not last forever. In its report on the following pages, the management team provides a discussion of the strategies they pursued during the period and offers their view of prospects for the fiscal year's second half.

Meanwhile, we would like you to know how much we appreciate your continued confidence in Putnam, especially as we look back on one of the most challenging periods in recent investment history. We believe those who maintain a long-term focus and a diversified approach to investing should eventually be rewarded for their patience.

Respectfully yours,

/S/JOHN A. HILL                    /S/GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 19, 2003


REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Specialty Growth Team

During the first half of its fiscal year, which ended January 31, 2003, Putnam Vista Fund posted negative returns. The fund's six-month performance at net asset value also underperformed both the average return for its Lipper category and its benchmark, the Russell Midcap Growth Index. Please refer to page 7 for additional performance information.

These performance results should be considered in light of the increasing geopolitical tensions and economic uncertainty that have shaped the investment environment over the period. Many sectors of the economy in which your fund invests reflected these pressures, turning in disappointing returns for the six months ended January 31. For example, holdings in the health-care, financial, and technology sectors, which the fund had overweighted relative to its benchmark index, detracted from the fund's performance. On the other hand, the fund's considerable investments in energy companies and a reduced exposure to the lagging consumer staples and consumer cyclicals sectors provided positive returns. With so many crosscurrents, members of the Specialty Growth Team remain focused on an eventual turnaround and have been positioning the portfolio accordingly.



Total return for 6 months ended 1/31/03

       Class A           Class B           Class C           Class M       Class R
     NAV     POP       NAV     CDSC      NAV     CDSC      NAV      POP      NAV
--------------------------------------------------------------------------------------
   -5.71%  -11.08%   -6.04%  -10.74%   -6.03%   -6.97%   -6.05%   -9.40%   -5.86%
--------------------------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.


* FUND SOUGHT HIGH-QUALITY, MIDSIZE GROWTH COMPANIES

The ability to respond quickly to opportunities in the marketplace has always been a hallmark of a successful company. However, the size of a company can play an important role in achieving that goal. Midsize companies may offer one of the best ways to capitalize on this strategy, since smaller, less mature companies may not have the resources or experience to mobilize quickly and larger companies may be too cumbersome to seize a timely opportunity. Your fund takes advantage of this flexibility by investing in tested, high-quality, midsize companies that have a market capitalization between $1 billion and $12 billion.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Health-care
services             12.2%

Retail                8.5%

Software              7.6%

Technology
services              6.1%

Biotechnology         5.8%

Footnote reads:
*Based on net assets as of 1/31/03. Holdings will vary over time.


"Companies that have strategies and marketplaces where they can grow are going to be fewer and farther between -- but more highly rewarded for their capability."

     --Eric Wetlaufer, Portfolio Leader, Putnam Vista Fund

All sectors of the U.S. economy have their share of midsize companies. However, the business focus of certain industries offers more attractive growth prospects than others. For instance, fund holdings like oil and gas services company Noble Corp. and offshore drilling company GlobalSantaFe Corp. have grown through consolidation, providing more services to their customers than just their core drilling expertise. Giant oil corporations do not benefit in the same way, since their sheer size often dwarfs the impact of such combinations.

We believe education also offers a wealth of attractive mid-cap growth stocks. Apollo Group is the largest provider of educational services for adults, yet it's still a midsize company that we consider well suited to your fund's portfolio. Similarly, Career Education specializes in trade schools that focus on areas such as cooking or nursing. With such a relative abundance of investment opportunities in the energy and education fields, your fund naturally held a larger concentration of these stocks than its benchmark index as of January 31, 2003.

Fund Profile

Putnam Vista Fund seeks capital appreciation by investing in innovative and expanding midsize companies across a wide range of industry sectors. The fund targets relatively well-established companies that may offer a greater degree of stability than smaller, less mature companies. The fund may be appropriate for investors seeking growth of capital and exposure to growth-oriented companies.

Conversely, there are sectors that tend to be dominated by large-cap stocks. These often hold a disproportionate market share, because they have the resources to continually expand their products and services in times of both prosperity and recession. For example, mid-cap software applications companies have seen their prospects sour as technology spending has dried up. Large companies are also feeling the pinch of a slower economy but still have the resources to enhance their product line cheaply, often usurping niche players' market domain and squeezing out smaller competitors. Consequently, with a limited number of promising mid-cap opportunities in this sector, your fund held an underweighted position in software as of January 31.

* CONSUMER STOCKS LOSE LUSTER; HEALTH-CARE STRATEGY SHIFTS TO GENERIC DRUGS AND SERVICES

Since growth began to falter in 2002, the consumer has been the most positive factor underpinning the economy. Consumer-related stocks likewise have been very positive for your fund. However, believing that job concerns, the potential war with Iraq, and rising energy prices would dampen consumer confidence, we reduced the fund's exposure to these stocks during the reporting period. This decision proved advantageous when consumer-related stock prices began to fall during the final months of the period.

While our outlook for the health-care sector is very constructive over the long term, revelations of mismanagement at Tenet Healthcare, which is not owned by the fund, recently cast a shadow over the entire industry. The fund's health-care investments, which are largely composed of companies that own and manage hospitals, distribute drugs, or manage pharmacy benefit packages for corporations, suffered as a result. In addition, the sector is struggling to bring costs under control and is facing the potential for increased regulation. With so much uncertainty in the near term, we have refined our strategy. We are focusing less on hospitals and more on pharmacy benefit management companies (PBMs) and generic drug manufacturers.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

AmerisourceBergen Corp.
Health-care services

Starbucks Corp.
Restaurants

Affiliated Computer Services, Inc.
Class A
Technology services

Lexmark International, Inc.
Computers

Caremark Rx, Inc.
Health-care services

Express Scripts, Inc. Class A
Health-care services

Adobe Systems, Inc.
Software

MedImmune, Inc.
Biotechnology

Fiserv, Inc.
Technology services

TJX Cos., Inc. (The)
Retail

These holdings represent 16.4% of the fund's net assets as of 1/31/03. Portfolio holdings will vary over time.

PBMs help large companies determine which drugs will be approved for employees and at what prices. Given the skyrocketing cost of drugs, we think PBMs will play a critical role as companies seek better ways to control their burgeoning health-care expenditures. Several of these PBMs comprise the fund's largest holdings, including Express Scripts, Inc. Several of these PBMs compromise the fund's largest holdings, including Express Scripts, Inc. and Caremark RX, Inc. We also believe that the generic drug market holds great potential. Since branded drug makers will lose patent protection on many of their blockbuster drugs and their product pipelines are drying up, generic drug makers stand to increase market share dramatically in the coming years.

* DOWNTRODDEN FINANCIAL AND TECHNOLOGY STOCKS OFFERED VALUE

For some time, your fund's financial strategy has been focused primarily on regional banks, particularly those that work with local businesses and have little exposure to Wall Street or overseas. While these financial institutions continue to benefit from historically low interest rates, we believe they are increasingly vulnerable to the credit risk posed by their clients as the slower economy takes a toll on companies. To minimize the credit risk, we have been paring back the fund's regional bank exposure and investing the proceeds in fee-based money managers and advisors that we believe are undervalued in an effort to capitalize on an eventual recovery in the financial markets.

After months of falling stock prices, technology stocks rebounded off their lows in October and rallied into December. With bargain prices and increasing signs that fundamentals are starting to come back into balance on a stock-by-stock basis, technology stocks are once again attracting investors' interest. However, corporate technology spending still remains sluggish. Nevertheless, sub-sectors such as semiconductors, which tend to rally in the early part of a recovery, are starting to improve. We remain focused on fundamentally sound, undervalued stocks, which we believe can outperform once economic stability returns.

* TEAM'S OUTLOOK IS CAUTIOUS BUT FOCUSED ON RECOVERY

We believe the equity markets are likely to remain volatile until the uncertainty clears. To temper the volatility, the Specialty Growth Team has increased efforts to diversify the fund's holdings across the mid-cap universe to achieve the best balance of risk and reward. With greater diversity, we hope to add stability and optimize the fund's growth potential. Once investors reestablish confidence in the future, we believe mid-cap companies with the strategies and marketplaces to grow will be rewarded for their efforts.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/03, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.

The fund is managed by the Putnam Specialty Growth Team. The members of the team are Eric Wetlaufer (Portfolio Leader), Dana Clark (Portfolio Member), Kenneth Doerr (Portfolio Member), Margery Parker (Portfolio Member), Daniel Miller, Roland Gillis, Michael Mufson, Anthony Sellitto, and Richard Weed.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance during its semiannual period, which ended January 31, 2003. In accordance with NASD requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy.



TOTAL RETURN FOR PERIODS ENDED 1/31/03

                      Class A            Class B           Class C           Class M      Class R
(inception dates)    (6/3/68)           (3/1/93)          (7/26/99)         (12/8/94)    (1/21/03)
                   NAV      POP      NAV       CDSC     NAV      CDSC      NAV     POP      NAV
----------------------------------------------------------------------------------------------------
6 months         -5.71%   -11.08%   -6.04%   -10.74%   -6.03%   -6.97%   -6.05%   -9.40%   -5.86%
----------------------------------------------------------------------------------------------------
1 year          -28.86    -32.96   -29.37    -32.90   -29.38   -30.08   -29.24   -31.75   -29.03
----------------------------------------------------------------------------------------------------
5 years         -17.21    -21.96   -20.25    -21.21   -20.21   -20.21   -19.29   -22.12   -18.19
Annual average   -3.71     -4.84    -4.43     -4.66    -4.42    -4.42    -4.20    -4.88    -3.93
----------------------------------------------------------------------------------------------------
10 years         85.20     74.50    72.01     72.01    71.77    71.77    76.08    69.87    80.68
Annual average    6.36      5.73     5.57      5.57     5.56     5.56     5.82     5.44     6.09
----------------------------------------------------------------------------------------------------
Annual average
(life of fund)    8.98      8.80     7.99      7.99     8.16     8.16     8.26     8.15     8.71
----------------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/03

                                               Russell Midcap   Lipper Mid-Cap
                                                  Growth         Growth Funds
                                                   Index          category*
------------------------------------------------------------------------------
6 months                                           -0.85%           -5.02%
------------------------------------------------------------------------------
1 year                                            -25.71           -27.04
------------------------------------------------------------------------------
5 years                                            -8.02            -5.53
Annual average                                     -1.66            -1.88
------------------------------------------------------------------------------
10 years                                           87.31            84.82
Annual average                                      6.48             5.61
------------------------------------------------------------------------------
Annual average
(life of fund)                                        -- +           6.96
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R shares have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

* Over the 6-month and 1-, 5-, and 10-year periods ended 1/31/03, there were 509, 495, 221, and 61 funds, respectively, in this Lipper catergory.

+  This index began operations on 12/31/85.



PRICE AND DISTRIBUTION* INFORMATION 6 MONTHS ENDED 1/31/03

                   Class A       Class B       Class C       Class M       Class R
---------------------------------------------------------------------------------------
Share value:     NAV     POP       NAV           NAV       NAV     POP       NAV

---------------------------------------------------------------------------------------
7/31/02         $6.30   $6.68     $5.63         $6.14     $5.95   $6.17      --
---------------------------------------------------------------------------------------
1/21/03+          --      --        --            --        --      --     $6.14
---------------------------------------------------------------------------------------
1/31/03          5.94    6.30      5.29          5.77      5.59    5.79     5.94
---------------------------------------------------------------------------------------

*  No distributions were paid during the period.

+  Inception date of class R shares.




TOTAL RETURN FOR PERIODS ENDED 12/31/02 (most recent calendar quarter)

                     Class A           Class B          Class C           Class M       Class R
(inception dates)   (6/3/68)          (3/1/93)         (7/26/99)         (12/8/94)     (1/21/03)
                  NAV      POP      NAV      CDSC     NAV     CDSC      NAV      POP      NAV
------------------------------------------------------------------------------------------------
6 months        -13.94%  -18.84%  -14.15%  -18.44%  -14.29%  -15.14%  -14.00%  -17.03%  -14.06%
------------------------------------------------------------------------------------------------
1 year          -30.67   -34.68   -31.19   -34.63   -31.21   -31.89   -30.93   -33.37   -30.83
------------------------------------------------------------------------------------------------
5 years         -19.12   -23.74   -22.05   -22.98   -22.06   -22.06   -20.95   -23.70   -20.13
Annual average   -4.15    -5.28    -4.86    -5.09    -4.86    -4.86    -4.59    -5.27    -4.40
------------------------------------------------------------------------------------------------
10 years         92.11    80.96    78.36    78.36    78.16    78.16    83.19    76.78    87.32
Annual average    6.75     6.11     5.96     5.96     5.95     5.95     6.24     5.86     6.48
------------------------------------------------------------------------------------------------
Annual average
(life of fund)    9.03     8.85     8.04     8.04     8.21     8.21     8.31     8.20     8.76
------------------------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


COMPARATIVE BENCHMARKS

Russell Midcap Growth Index is an unmanaged index of all medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation. Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
January 31, 2003 (Unaudited)

COMMON STOCKS (99.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (1.1%)
-------------------------------------------------------------------------------------------------------------------
          1,038,660 Lamar Advertising Co. (NON)                                                         $36,124,591

Aerospace and Defense (0.2%)
-------------------------------------------------------------------------------------------------------------------
            126,700 L-3 Communications Holdings, Inc. (NON)                                               5,672,359

Airlines (0.8%)
-------------------------------------------------------------------------------------------------------------------
          2,041,800 Southwest Airlines Co.                                                               26,645,490

Automotive (0.1%)
-------------------------------------------------------------------------------------------------------------------
            118,446 Lear Corp. (NON)                                                                      4,773,374

Banking (3.3%)
-------------------------------------------------------------------------------------------------------------------
            119,300 Charter One Financial, Inc.                                                           3,448,963
            261,100 Commerce Bancorp, Inc.                                                               11,459,679
            287,500 Greenpoint Financial Corp.                                                           12,394,125
            826,850 Investors Financial Services Corp.                                                   23,093,921
             82,883 M&T Bank Corp.                                                                        6,614,063
            441,353 North Fork Bancorp., Inc.                                                            14,313,078
            386,700 Northern Trust Corp.                                                                 13,225,140
            342,900 South Trust Corp.                                                                     8,935,974
            326,300 TCF Financial Corp.                                                                  14,226,680
            160,600 Zions Bancorp.                                                                        6,652,052
                                                                                                      -------------
                                                                                                        114,363,675

Beverage (1.3%)
-------------------------------------------------------------------------------------------------------------------
            270,300 Coca-Cola Enterprises, Inc.                                                           5,954,709
          1,569,413 Pepsi Bottling Group, Inc. (The)                                                     39,784,620
                                                                                                      -------------
                                                                                                         45,739,329

Biotechnology (5.8%)
-------------------------------------------------------------------------------------------------------------------
            265,400 Affymetrix, Inc. (NON)                                                                7,202,956
            163,600 Applera Corp.-Applied Biosystems Group                                                2,871,180
            213,700 Celgene Corp. (NON)                                                                   4,784,743
             88,300 Chiron Corp. (NON)                                                                    3,313,016
          1,298,508 Genzyme Corp. (NON)                                                                  41,928,823
          1,073,495 Gilead Sciences, Inc. (NON)                                                          37,464,976
            835,900 IDEC Pharmaceuticals Corp. (NON)                                                     26,824,031
            137,818 IDEXX Laboratories, Inc. (NON)                                                        4,771,259
            356,700 InterMune, Inc. (NON)                                                                 6,295,755
            110,999 Invitrogen Corp. (NON)                                                                3,270,031
          1,614,389 MedImmune, Inc. (NON)                                                                48,092,648
            233,000 Scios, Inc. (NON)                                                                     7,642,400
             58,200 Trimeris, Inc. (NON)                                                                  2,460,114
                                                                                                      -------------
                                                                                                        196,921,932

Broadcasting (0.7%)
-------------------------------------------------------------------------------------------------------------------
             65,700 Entercom Communications Corp. (NON)                                                   3,208,788
            297,000 Radio One, Inc. Class D (NON)                                                         4,538,160
            172,908 Univision Communications, Inc. Class A (NON)                                          4,557,855
            301,604 Westwood One, Inc. (NON)                                                             11,252,845
                                                                                                      -------------
                                                                                                         23,557,648

Cable Television (0.6%)
-------------------------------------------------------------------------------------------------------------------
            726,300 Echostar Communications Corp. Class A (NON)                                          18,847,485

Chemicals (0.4%)
-------------------------------------------------------------------------------------------------------------------
            488,000 Rohm & Haas Co.                                                                      15,054,800

Commercial and Consumer Services (2.4%)
-------------------------------------------------------------------------------------------------------------------
            276,100 CDW Computer Centers, Inc. (NON)                                                     12,173,249
            557,700 Choicepoint, Inc. (NON)                                                              20,077,200
            663,100 Cintas Corp.                                                                         27,386,030
            424,400 Ecolab, Inc.                                                                         20,922,920
                                                                                                      -------------
                                                                                                         80,559,399

Communications Equipment (0.4%)
-------------------------------------------------------------------------------------------------------------------
            737,000 CIENA Corp. (NON)                                                                     4,274,600
             73,653 Extreme Networks, Inc. (NON)                                                            301,241
            690,600 Juniper Networks, Inc. (NON)                                                          6,056,562
            446,000 Tellabs, Inc. (NON)                                                                   3,474,340
                                                                                                      -------------
                                                                                                         14,106,743

Computers (3.1%)
-------------------------------------------------------------------------------------------------------------------
          1,395,500 Emulex Corp. (NON)                                                                   29,207,815
          1,015,266 Lexmark International, Inc. (NON)                                                    61,464,204
            140,564 McDATA Corp. Class A (NON)                                                            1,109,050
            564,000 Network Appliance, Inc. (NON)                                                         6,096,840
            662,400 Symbol Technologies, Inc.                                                             5,584,032
            504,826 VeriSign, Inc. (NON)                                                                  4,164,815
                                                                                                      -------------
                                                                                                        107,626,756

Consumer Finance (0.6%)
-------------------------------------------------------------------------------------------------------------------
            693,700 Capital One Financial Corp.                                                          21,539,385

Consumer Goods (1.4%)
-------------------------------------------------------------------------------------------------------------------
            114,100 Alberto-Culver Co. Class B                                                            5,788,293
            278,000 Church & Dwight Co., Inc.                                                             8,062,000
          1,212,910 Newell Rubbermaid, Inc.                                                              33,779,544
                                                                                                      -------------
                                                                                                         47,629,837

Electric Utilities (1.7%)
-------------------------------------------------------------------------------------------------------------------
            916,351 Entergy Corp.                                                                        40,731,802
            453,914 Progress Energy, Inc.                                                                18,342,665
                                                                                                      -------------
                                                                                                         59,074,467

Electronics (4.5%)
-------------------------------------------------------------------------------------------------------------------
          1,191,900 Brooks-PRI Automation, Inc. (NON)                                                    12,514,950
            216,000 Celestica, Inc. (Canada) (NON)                                                        2,501,280
            854,200 Integrated Device Technology, Inc. (NON)                                              6,363,790
            560,000 Jabil Circuit, Inc. (NON)                                                             8,741,600
          1,333,506 Linear Technology Corp.                                                              34,844,512
            407,500 Marvell Technology Group, Ltd. (Bermuda) (NON)                                        7,445,025
            248,900 Maxim Integrated Products, Inc.                                                       7,753,235
            938,400 Microchip Technology, Inc.                                                           20,729,256
            849,635 PMC - Sierra, Inc. (NON)                                                              4,672,993
            809,650 QLogic Corp. (NON)                                                                   26,945,152
            620,900 Silicon Laboratories, Inc. (NON)                                                     15,298,976
            828,900 Skyworks Solutions, Inc. (NON)                                                        5,769,144
                                                                                                      -------------
                                                                                                        153,579,913

Energy (2.7%)
-------------------------------------------------------------------------------------------------------------------
            742,800 BJ Services Co. (NON)                                                                22,707,396
            552,300 Cooper Cameron Corp. (NON)                                                           26,769,981
          1,102,700 GlobalSantaFe Corp. (Cayman Islands)                                                 23,961,671
            132,600 Nabors Industries, Ltd. (NON)                                                         4,886,310
            269,900 Smith International, Inc. (NON)                                                       8,593,616
            277,243 Transocean Sedco Forex, Inc.                                                          6,312,823
                                                                                                      -------------
                                                                                                         93,231,797

Food (1.3%)
-------------------------------------------------------------------------------------------------------------------
          1,006,014 Krispy Kreme Doughnuts, Inc. (NON)                                                   30,592,886
            683,700 McCormick & Co., Inc.                                                                15,314,880
                                                                                                      -------------
                                                                                                         45,907,766

Gaming & Lottery (1.9%)
-------------------------------------------------------------------------------------------------------------------
            476,800 Harrah's Entertainment, Inc. (NON)                                                   17,298,304
            531,475 International Game Technology (NON)                                                  41,917,433
            180,400 MGM Mirage, Inc. (NON)                                                                4,726,480
                                                                                                      -------------
                                                                                                         63,942,217

Health Care Services (12.2%)
-------------------------------------------------------------------------------------------------------------------
            716,300 AdvancePCS (NON)                                                                     20,815,678
          1,189,200 AmerisourceBergen Corp.                                                              69,211,440
            562,600 Anthem, Inc. (NON)                                                                   34,926,208
          2,987,700 Caremark Rx, Inc. (NON)                                                              58,558,920
            977,300 Express Scripts, Inc. Class A (NON)                                                  54,289,015
          1,587,864 Health Management Associates, Inc.                                                   29,407,241
            376,600 Health Net, Inc. (NON)                                                               10,145,604
            356,414 Laboratory Corp. of America Holdings (NON)                                            9,534,075
            833,800 Quest Diagnostics, Inc. (NON)                                                        44,841,764
            500,100 Steris Corp. (NON)                                                                   11,727,345
            340,900 Triad Hospitals, Inc. (NON)                                                           9,477,020
            626,800 Universal Health Services, Inc. Class B (NON)                                        29,196,344
            496,700 Wellpoint Health Networks, Inc. (NON)                                                36,100,156
                                                                                                      -------------
                                                                                                        418,230,810

Insurance (1.0%)
-------------------------------------------------------------------------------------------------------------------
            595,600 ACE, Ltd. (Bermuda)                                                                  17,540,420
            208,600 AMBAC Financial Group, Inc.                                                          11,174,702
             90,200 Everest Re Group, Ltd. (Barbardos)                                                    4,552,394
                                                                                                      -------------
                                                                                                         33,267,516

Investment Banking/Brokerage (1.9%)
-------------------------------------------------------------------------------------------------------------------
            115,300 Bear Stearns Co., Inc. (The)                                                          7,154,365
            415,400 Investment Technology Group, Inc. (NON)                                               7,065,954
             69,388 Legg Mason, Inc.                                                                      3,472,176
          1,215,800 SEI Investments Co.                                                                  31,027,216
            912,000 Waddell & Reed Financial, Inc.                                                       16,680,480
                                                                                                      -------------
                                                                                                         65,400,191

Leisure (0.2%)
-------------------------------------------------------------------------------------------------------------------
            148,300 Harley-Davidson, Inc.                                                                 6,195,974

Lodging/Tourism (1.4%)
-------------------------------------------------------------------------------------------------------------------
            434,700 Marriott International, Inc. Class A                                                 13,562,640
          2,077,900 Royal Caribbean Cruises, Ltd.                                                        33,184,063
                                                                                                      -------------
                                                                                                         46,746,703

Machinery (0.8%)
-------------------------------------------------------------------------------------------------------------------
            204,400 FLIR Systems, Inc. (NON)                                                              9,539,348
            425,200 Parker-Hannifin Corp.                                                                17,139,812
                                                                                                      -------------
                                                                                                         26,679,160

Manufacturing (1.3%)
-------------------------------------------------------------------------------------------------------------------
          1,261,000 Dover Corp.                                                                          33,000,370
            408,500 IDEX Corp.                                                                           11,911,860
                                                                                                      -------------
                                                                                                         44,912,230

Media (0.4%)
-------------------------------------------------------------------------------------------------------------------
            532,700 USA Interactive (NON)                                                                11,724,727

Medical Technology (4.4%)
-------------------------------------------------------------------------------------------------------------------
          1,103,100 Apogent Technologies, Inc. (NON)                                                     18,885,072
          1,348,000 Biomet, Inc.                                                                         37,664,468
            174,900 Charles River Laboratories International, Inc. (NON)                                  5,208,522
            946,100 Cytyc Corp. (NON)                                                                    10,974,760
            111,391 Guidant Corp. (NON)                                                                   3,744,965
            885,618 St. Jude Medical, Inc. (NON)                                                         38,586,376
            231,840 Stryker Corp.                                                                        13,966,042
            536,751 Zimmer Holdings, Inc. (NON)                                                          22,006,791
                                                                                                      -------------
                                                                                                        151,036,996

Office Equipment & Supplies (0.6%)
-------------------------------------------------------------------------------------------------------------------
            654,800 Pitney Bowes, Inc.                                                                   21,307,192

Oil & Gas (3.4%)
-------------------------------------------------------------------------------------------------------------------
            688,700 Burlington Resources, Inc.                                                           30,371,670
            220,600 EOG Resources, Inc.                                                                   8,550,456
             81,900 Kerr-McGee Corp.                                                                      3,420,963
            899,500 Murphy Oil Corp.                                                                     37,958,900
          1,098,573 Noble Corp. (Cayman Islands) (NON)                                                   37,659,082
                                                                                                      -------------
                                                                                                        117,961,071

Pharmaceuticals (5.3%)
-------------------------------------------------------------------------------------------------------------------
            668,300 Allergan, Inc.                                                                       40,545,761
            738,800 Andrx Group (NON)                                                                    10,609,168
            135,300 Barr Laboratories, Inc. (NON)                                                        10,695,465
            714,700 Cephalon, Inc. (NON)                                                                 33,254,991
            247,998 Enzon, Inc. (NON)                                                                     4,337,485
            179,400 Forest Laboratories, Inc. (NON)                                                       9,283,950
            282,300 IVAX Corp. (NON)                                                                      3,288,795
          1,929,621 King Pharmaceuticals, Inc. (NON)                                                     28,326,836
          1,080,600 Shire Pharmaceuticals Group PLC ADR (United Kingdom) (NON)                           18,294,558
            615,700 Teva Pharmaceutical Industries, Ltd. ADR (Israel)                                    23,642,880
                                                                                                      -------------
                                                                                                        182,279,889

Restaurants (3.9%)
-------------------------------------------------------------------------------------------------------------------
          1,358,700 Darden Restaurants, Inc.                                                             29,483,790
          2,941,300 Starbucks Corp. (NON)                                                                66,826,336
          1,587,800 Yum! Brands, Inc. (NON)                                                              36,805,204
                                                                                                      -------------
                                                                                                        133,115,330

Retail (8.5%)
-------------------------------------------------------------------------------------------------------------------
            494,700 Advance Auto Parts, Inc. (NON)                                                       21,593,655
            448,000 AutoZone, Inc. (NON)                                                                 29,438,080
          1,029,400 Bed Bath & Beyond, Inc. (NON)                                                        34,515,782
            520,400 Best Buy Cos., Inc. (NON)                                                            13,577,236
            136,600 Columbia Sportswear Co. (NON)                                                         4,852,032
          1,170,300 Family Dollar Stores, Inc.                                                           35,249,436
            818,500 Michaels Stores, Inc. (NON)                                                          27,624,375
            171,500 Ross Stores, Inc.                                                                     6,690,215
          2,448,672 Staples, Inc. (NON)                                                                  42,043,698
            232,761 Talbots, Inc. (The)                                                                   6,049,458
          2,512,700 TJX Cos., Inc. (The)                                                                 46,133,172
          1,020,100 Williams-Sonoma, Inc. (NON)                                                          24,145,767
                                                                                                      -------------
                                                                                                        291,912,906

Schools (1.0%)
-------------------------------------------------------------------------------------------------------------------
            287,000 Apollo Group, Inc. Class A (NON)                                                     12,760,020
            444,900 Career Education Corp. (NON)                                                         20,865,810
                                                                                                      -------------
                                                                                                         33,625,830

Semiconductor (3.3%)
-------------------------------------------------------------------------------------------------------------------
          1,265,317 KLA-Tencor Corp. (NON)                                                               41,299,947
          1,739,805 LAM Research Corp. (NON)                                                             20,338,320
          1,280,106 Novellus Systems, Inc. (NON)                                                         37,699,122
          1,211,700 Teradyne, Inc. (NON)                                                                 12,589,563
                                                                                                      -------------
                                                                                                        111,926,952

Software (7.6%)
-------------------------------------------------------------------------------------------------------------------
          1,861,600 Adobe Systems, Inc.                                                                  49,183,472
            410,200 Amdocs, Ltd. (Guernsey) (NON)                                                         5,328,498
            874,200 BEA Systems, Inc. (NON)                                                              10,018,332
          1,477,300 BMC Software, Inc. (NON)                                                             26,044,799
            920,400 Business Objects SA ADR (France) (NON)                                               14,772,420
            224,000 Cognos, Inc. (Canada) (NON)                                                           5,104,960
            275,735 Electronic Arts, Inc. (NON)                                                          14,285,830
            824,600 Internet Security Systems, Inc. (NON)                                                10,711,554
            166,800 Intuit, Inc. (NON)                                                                    7,355,880
            194,200 Manhattan Associates, Inc. (NON)                                                      4,687,988
            602,300 Mercury Interactive Corp. (NON)                                                      21,375,627
            840,954 NETIQ Corp. (NON)                                                                    10,049,400
          2,283,465 Network Associates, Inc. (NON)                                                       34,868,511
            556,600 PeopleSoft, Inc. (NON)                                                               10,792,474
            349,400 Symantec Corp. (NON)                                                                 16,309,992
            111,300 Synopsys, Inc. (NON)                                                                  4,303,971
            955,871 TIBCO Software, Inc. (NON)                                                            5,362,436
            348,032 VERITAS Software Corp. (NON)                                                          6,352,280
            238,450 webMethods, Inc. (NON)                                                                2,668,256
                                                                                                      -------------
                                                                                                        259,576,680

Technology Services (6.1%)
-------------------------------------------------------------------------------------------------------------------
          1,143,000 Affiliated Computer Services, Inc. Class A (NON)                                     61,973,460
          1,283,800 BISYS Group, Inc. (The) (NON)                                                        20,284,040
          1,687,400 Concord EFS, Inc. (NON)                                                              24,737,284
            410,500 Convergys Corp. (NON)                                                                 5,233,875
            514,200 DST Systems, Inc. (NON)                                                              16,927,464
          1,491,339 Fiserv, Inc. (NON)                                                                   46,486,528
          1,772,849 SunGard Data Systems, Inc. (NON)                                                     34,464,185
                                                                                                      -------------
                                                                                                        210,106,836

Telecommunications (1.4%)
-------------------------------------------------------------------------------------------------------------------
          1,146,300 CenturyTel, Inc.                                                                     34,767,279
            148,600 Citizens Communications Co. (NON)                                                     1,454,794
            668,200 Nextel Communications, Inc. Class A (NON)                                             8,432,684
            270,626 Western Wireless Corp. Class A (NON)                                                  1,780,719
                                                                                                      -------------
                                                                                                         46,435,476

Textiles (0.1%)
-------------------------------------------------------------------------------------------------------------------
            136,192 Jones Apparel Group, Inc. (NON)                                                       4,450,755

Waste Management (0.4%)
-------------------------------------------------------------------------------------------------------------------
            391,200 Stericycle, Inc. (NON)                                                               13,257,768
                                                                                                      -------------
                    Total Common Stocks (cost $3,860,410,678)                                        $3,405,049,955

SHORT-TERM INVESTMENTS (6.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
       $169,990,717 Short-term investments held as collateral for loaned securities with yields ranging from 1.27% to 1.35%
                    and due dates ranging from February 3, 2003 to
                    March 24, 2003 (d)                                                                 $169,915,266
         38,926,926 Short-term investments held in Putnam commingled cash account with yields ranging from 1.23% to
                    1.69% and due dates ranging from February 3, 2003
                    to March 31, 2003 (d)                                                                38,926,926
                                                                                                      -------------
                    Total Short-Term Investments (cost $208,842,192)                                   $208,842,192
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $4,069,252,870)                                          $3,613,892,147
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,423,236,690.

(NON) Non-income-producing security.

  (d) See Note 1 to the financial statements.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

------------------------------------------------------------------------------
Written Options Outstanding at January 31, 2003 (Unaudited)
(premiums received $719,951)
                                              Expiration Date/          Market
Contract Amount                                Strike Price             Value
------------------------------------------------------------------------------
191,605  BEA Systems (Put)                   Feb. 03/11.70 US         $144,853
191,605  BEA Systems (Put)                   Feb. 03/11.05 US           90,438
194,726  Peoplesoft, Inc. (Call)             Feb. 03/20.57 US          116,641
129,817  Peoplesoft, Inc. (Put)              Feb. 03/16.83 US           44,138
 64,909  Peoplesoft, Inc. (Put)              Feb. 03/15.90 US           14,929
446,762  Skyworks Solutions, Inc. (Put)      Feb. 03/6.90 USD          246,165
297,841  Skyworks Solutions, Inc. (Put)      Feb. 03/6.51 USD          109,546
------------------------------------------------------------------------------
                                                                      $766,710
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003 (Unaudited)
Assets
--------------------------------------------------------------------------------------------------------
Investments in securities, at value, including $162,752,829 of securities on loan
(identified cost $4,069,252,870) (Note 1)                                                $3,613,892,147
--------------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                       532,739
--------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                        6,696,191
--------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                7,532,477
--------------------------------------------------------------------------------------------------------
Total assets                                                                              3,628,653,554

Liabilities
--------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                              9,089,912
--------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                   18,425,134
--------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                  4,655,545
--------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                      918,655
--------------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                  238,939
--------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                      4,392
--------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                        1,230,186
--------------------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $719,951) (Notes 1 and 3)              766,710
--------------------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                          169,915,266
--------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                          172,125
--------------------------------------------------------------------------------------------------------
Total liabilities                                                                           205,416,864
--------------------------------------------------------------------------------------------------------
Net assets                                                                               $3,423,236,690

Represented by
--------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                          $8,722,926,948
--------------------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                    (14,664,127)
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                    (4,829,618,649)
--------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                 (455,407,482)
--------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding                $3,423,236,690

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,142,926,481 divided by 360,580,145 shares)                                                    $5.94
--------------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $5.94)*                                            $6.30
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($764,464,048 divided by 144,447,970 shares)**                                                    $5.29
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($43,522,259 divided by 7,541,180 shares)**                                                       $5.77
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($56,574,769 divided by 10,112,010 shares)                                                        $5.59
--------------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $5.59)*                                            $5.79
--------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class R share
($968 divided by 163 shares)                                                                      $5.94
--------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($415,748,165 divided by 67,761,514 shares)                                                       $6.14
--------------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended January 31, 2003 (Unaudited)

Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $19,470)                                        $8,057,493
-------------------------------------------------------------------------------------------
Interest                                                                            350,293
-------------------------------------------------------------------------------------------
Securities lending                                                                   59,665
-------------------------------------------------------------------------------------------
Total investment income                                                           8,467,451

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  9,485,273
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    4,713,483
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   58,083
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     22,255
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             2,982,076
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             4,186,913
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               240,267
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               247,745
-------------------------------------------------------------------------------------------
Other                                                                             1,551,348
-------------------------------------------------------------------------------------------
Total expenses                                                                   23,487,443
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (355,865)
-------------------------------------------------------------------------------------------
Net expenses                                                                     23,131,578
-------------------------------------------------------------------------------------------
Net investment loss                                                             (14,664,127)
-------------------------------------------------------------------------------------------
Net realized loss on investments  (Notes 1 and 3)                              (566,605,255)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (1,761,317)
-------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                              2,799,514
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts and
written options during the period                                               337,491,051
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (228,076,007)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(242,740,134)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                       January 31               July 31
                                                                             2003*                 2002
-------------------------------------------------------------------------------------------------------
Decrease in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment loss                                                  $(14,664,127)         $(43,281,625)
-------------------------------------------------------------------------------------------------------
Net realized loss on investments                                     (565,567,058)       (1,948,494,415)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments             337,491,051          (215,468,044)
-------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 (242,740,134)       (2,207,244,084)
-------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                    (538,410,856)       (1,116,071,730)
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                         (781,150,990)       (3,323,315,814)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                 4,204,387,680         7,527,703,494
-------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment loss
of $14,664,127 and $--, respectively)                              $3,423,236,690        $4,204,387,680
-------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.30        $9.22       $19.10       $14.30       $13.49       $12.52
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.02)        (.04)        (.06)        (.09)        (.05)        (.05)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.34)       (2.88)       (6.00)        7.18         1.89         1.98
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.36)       (2.92)       (6.06)        7.09         1.84         1.93
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --        (3.81)       (2.29)       (1.03)        (.96)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --         (.01)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --        (3.82)       (2.29)       (1.03)        (.96)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.94        $6.30        $9.22       $19.10       $14.30       $13.49
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (5.71)*     (31.67)      (37.86)       53.19        15.08        16.90
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,142,926   $2,563,995   $4,614,523   $6,763,532   $3,672,460   $3,279,628
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .54*        1.00          .89          .87          .94          .98
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.32)*       (.56)        (.47)        (.51)        (.41)        (.38)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 21.40*       89.19       109.13       115.31       155.40       110.60
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.63        $8.30       $17.73       $13.51       $12.89       $12.09
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.04)        (.09)        (.15)        (.21)        (.14)        (.14)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.30)       (2.58)       (5.46)        6.72         1.79         1.90
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.34)       (2.67)       (5.61)        6.51         1.65         1.76
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --        (3.81)       (2.29)       (1.03)        (.96)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --         (.01)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --        (3.82)       (2.29)       (1.03)        (.96)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.29        $5.63        $8.30       $17.73       $13.51       $12.89
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (6.04)*     (32.17)      (38.31)       51.89        14.27        16.05
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $764,464     $913,467   $1,776,848   $2,880,568   $1,768,766   $1,585,961
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .92*        1.75         1.64         1.62         1.69         1.73
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.69)*      (1.31)       (1.22)       (1.26)       (1.16)       (1.13)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 21.40*       89.19       109.13       115.31       155.40       110.60
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
-----------------------------------------------------------------------------------------------------
                                     Six months
                                        ended                                          For the period
Per-share                             January 31                                       July 26, 1999+
operating performance                (Unaudited)            Year ended July 31          to July 31
-----------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.14        $9.05       $18.95       $14.30       $14.54
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.04)        (.10)        (.15)        (.24)          -- (d)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.33)       (2.81)       (5.93)        7.18         (.24)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   (.37)       (2.91)       (6.08)        6.94         (.24)
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --        (3.81)       (2.29)          --
-----------------------------------------------------------------------------------------------------
From return of capital                    --           --         (.01)          --           --
-----------------------------------------------------------------------------------------------------
Total distributions                       --           --        (3.82)       (2.29)          --
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.77        $6.14        $9.05       $18.95       $14.30
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (6.03)*     (32.15)      (38.33)       52.03        (1.65)*
-----------------------------------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $43,522      $52,939     $115,495      $91,914         $364
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .92*        1.75         1.64         1.62          .01*
-----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.68)*      (1.31)       (1.20)       (1.24)        (.01)*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 21.40*       89.19       109.13       115.31       155.40
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                      Six months
                                        ended
Per-share                             January 31
operating performance                (Unaudited)                        Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.95        $8.74       $18.40       $13.92       $13.22       $12.34
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.03)        (.08)        (.13)        (.17)        (.12)        (.11)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.33)       (2.71)       (5.71)        6.94         1.85         1.95
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.36)       (2.79)       (5.84)        6.77         1.73         1.84
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --        (3.81)       (2.29)       (1.03)        (.96)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --         (.01)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --        (3.82)       (2.29)       (1.03)        (.96)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.59        $5.95        $8.74       $18.40       $13.92       $13.22
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (6.05)*     (31.92)      (38.15)       52.26        14.53        16.38
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $56,575      $73,816     $142,887     $241,432     $150,573     $128,259
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .79*        1.50         1.39         1.37         1.44         1.48
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.57)*      (1.06)        (.97)       (1.01)        (.91)        (.88)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 21.40*       89.19       109.13       115.31       155.40       110.60
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS R
-------------------------------------------------
                                   For the period
Per-share                        January 21, 2003+
operating performance              to January 31
-------------------------------------------------
                                        2003
-------------------------------------------------
Net asset value,
beginning of period                    $6.14
-------------------------------------------------
Investment operations:
-------------------------------------------------
Net investment loss (a)                   -- (d)
-------------------------------------------------
Net realized and unrealized
loss on investments                     (.20)
-------------------------------------------------
Total from
investment operations                   (.20)
-------------------------------------------------
Net asset value,
end of period                          $5.94
-------------------------------------------------
Total return at
net asset value (%)(b)                 (3.26)*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                            $1
-------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .04*
-------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.03)*
-------------------------------------------------
Portfolio turnover (%)                 21.40*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.50        $9.48       $19.48       $14.52       $13.64       $12.61
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.01)        (.03)        (.03)        (.05)        (.02)        (.02)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.35)       (2.95)       (6.15)        7.30         1.93         2.01
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.36)       (2.98)       (6.18)        7.25         1.91         1.99
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --        (3.81)       (2.29)       (1.03)        (.96)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --         (.01)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --        (3.82)       (2.29)       (1.03)        (.96)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.14        $6.50        $9.48       $19.48       $14.52       $13.64
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (5.54)*     (31.43)      (37.71)       53.51        15.44        17.26
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $415,748     $600,170     $877,950   $1,027,892     $572,191     $288,593
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .42*         .75          .64          .62          .69          .73
------------------------------------------------------------------------------------------------------------------
Ratio of net investment
loss to average net assets (%)          (.19)*       (.32)        (.21)        (.26)        (.17)        (.13)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 21.40*       89.19       109.13       115.31       155.40       110.60
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
January 31, 2003 (Unaudited)

Note 1
Significant accounting policies

Putnam Vista Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks selected for above-average growth potential and that involves certain risks. The fund may also trade securities for short-term profits.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class
C shares. Class R shares are sold without a front end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including participants in defined contribution plans (including corporate IRAs), certain college savings plans, bank trust departments and trust companies, and other defined contribution plans subject to minimum requirements.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counter party to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract.
Such receipts or payments are known as "variation margin." Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Future and written option contracts outstanding at period end are listed after the fund's portfolio.

F) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A. The fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At January 31, 2003, the value of securities loaned amounted to $162,752,829. The fund received cash collateral of $169,915,266, which is pooled with collateral of other Putnam funds into 23 issuers of high-grade short-term investments.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2003, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2002, the fund had a capital loss carryover of approximately $3,125,839,000 available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on July 31, 2010.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending July 31, 2003 approximately $1,018,230,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

The aggregate identified cost on a tax basis is $4,189,489,054, resulting in gross unrealized appreciation and depreciation of $155,315,706 and $730,912,613, respectively, or net unrealized depreciation of $575,596,907.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended January 31, 2003, the fund's expenses were reduced by $355,865 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $4,001 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended January 31, 2003, Putnam Retail Management, acting as underwriter, received net commissions of $101,765 and $3,502 from the sale of class A and class M shares, respectively, and received $789,139 and $2,447 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2003, Putnam Retail Management, acting as underwriter, received $7,870 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2003, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $804,123,697 and $1,324,070,666, respectively. There were no purchases and sales of U.S. government obligations.

Written option transactions during the period are summarized as follows:

                                              Contract            Premiums
                                               Amounts            Received
---------------------------------------------------------------------------
Written options
outstanding at
beginning of period                                 --                 $--
---------------------------------------------------------------------------
Options opened                               4,581,315           3,806,720
---------------------------------------------------------------------------
Options exercised                             (314,798)           (278,480)
---------------------------------------------------------------------------
Options expired                             (2,573,752)         (2,593,301)
---------------------------------------------------------------------------
Options closed                                (175,500)           (214,988)
---------------------------------------------------------------------------
Written options
outstanding at
end of period                                1,517,265            $719,951
---------------------------------------------------------------------------

Note 4
Capital shares

At January 31, 2003, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                         Six months ended January 31, 2003
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 39,858,360        $243,605,760
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            39,858,360         243,605,760

Shares repurchased                         (86,033,892)       (520,040,898)
---------------------------------------------------------------------------
Net decrease                               (46,175,532)      $(276,435,138)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                112,834,820        $896,435,706
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                           112,834,820         896,435,706

Shares repurchased                        (206,647,660)     (1,595,857,852)
---------------------------------------------------------------------------
Net decrease                               (93,812,840)      $(699,422,146)
---------------------------------------------------------------------------

                                         Six months ended January 31, 2003
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,072,534         $33,256,489
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             6,072,534          33,256,489

Shares repurchased                         (23,739,900)       (127,854,644)
---------------------------------------------------------------------------
Net decrease                               (17,667,366)       $(94,598,155)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 22,611,211        $162,518,897
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            22,611,211         162,518,897

Shares repurchased                         (74,543,301)       (517,324,456)
---------------------------------------------------------------------------
Net decrease                               (51,932,090)      $(354,805,559)
---------------------------------------------------------------------------

                                         Six months ended January 31, 2003
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    787,286          $4,642,212
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                               787,286           4,642,212

Shares repurchased                          (1,861,317)        (10,939,533)
---------------------------------------------------------------------------
Net decrease                                (1,074,031)        $(6,297,321)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,962,010         $39,787,877
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             4,962,010          39,787,877

Shares repurchased                          (9,109,559)        (71,584,149)
---------------------------------------------------------------------------
Net decrease                                (4,147,549)       $(31,796,272)
---------------------------------------------------------------------------

                                         Six months ended January 31, 2003
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,335,654          $7,678,694
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             1,335,654           7,678,694

Shares repurchased                          (3,631,729)        (20,724,373)
---------------------------------------------------------------------------
Net decrease                                (2,296,075)       $(13,045,679)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,466,256         $25,961,827
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             3,466,256          25,961,827

Shares repurchased                          (7,403,664)        (54,276,279)
---------------------------------------------------------------------------
Net decrease                                (3,937,408)       $(28,314,452)
---------------------------------------------------------------------------
Period from January 21, 2003
                                           (commencement of operations) to
                                                          January 31, 2003
---------------------------------------------------------------------------
Class R                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                        163              $1,000
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                                   163               1,000

Shares repurchased                                  --                  --
---------------------------------------------------------------------------
Net increase                                       163              $1,000
---------------------------------------------------------------------------

                                         Six months ended January 31, 2003
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 13,948,812         $87,568,928
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            13,948,812          87,568,928

Shares repurchased                         (38,530,722)       (235,604,491)
---------------------------------------------------------------------------
Net decrease                               (24,581,910)      $(148,035,563)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 44,757,491        $355,840,953
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            44,757,491         355,840,953

Shares repurchased                         (45,009,273)       (357,574,254)
---------------------------------------------------------------------------
Net decrease                                  (251,782)        $(1,733,301)
---------------------------------------------------------------------------

At January 31, 2003, Putnam Investments, LLC owned 163 class R shares of the fund (100% of class R shares outstanding), valued at $968.



SERVICES FOR SHAREHOLDERS


HELP YOUR INVESTMENT GROW

Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account.
(Regular investing does not guarantee a profit or protect against loss in a declining market.)

SWITCH FUNDS EASILY

You can move money from one Putnam fund to another within the same class of shares without a service charge. (This privilege is subject to change or termination.)

ACCESS YOUR MONEY EASILY

You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

HOW TO BUY ADDITIONAL SHARES

You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

VISIT US AT WWW.PUTNAMINVESTMENTS.COM

A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

USE OUR TOLL-FREE NUMBER

1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

BLEND FUNDS

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund
Global Equity Fund
Global Natural Resources Fund
International Capital Opportunities Fund
International Equity Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

VALUE FUNDS

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund *

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Income Trust
High Yield Advantage Fund *
High Yield Trust
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund +
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund +
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds +

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

*  Closed to new investors.

+ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.

[PHOTO OMITTED: SAMUEL PUTNAM]

PUTNAM IS A LEADER IN GLOBAL MONEY MANAGEMENT

Putnam Investments traces its heritage to the early 19th century when ship captains hired trustees to manage their money while they were away at sea. In a landmark 1830 decision that involved one such trustee, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management. In 1937, his great-great grandson founded Putnam with The George Putnam Fund of Boston, the first fund to offer a balanced portfolio of stocks and bonds. Today, Putnam Investments is one of the largest investment management firms in the world, and this balanced approach remains the foundation of everything we do.

With over 65 years of experience, Putnam has nearly $251 billion in assets under management, over 100 mutual funds, over 13 million shareholder accounts, and nearly 3,000 institutional and 401(k) clients. (Information as of 12/31/02.)

We're one of the largest mutual fund companies in the United States.

Putnam has won the DALBAR award for service twelve times in the past thirteen years. Putnam offers products in every investment category, including growth, value, and blend as well as international and fixed income.

Teamwork is a cornerstone of Putnam's investment philosophy. Our funds are managed by teams in a collaborative environment that promotes an active exchange of information.

Putnam's disciplined investment philosophy is based on style consistency. We aim for less volatility over the short term and strong, consistent performance over time. Our truth in labeling approach helps us adhere to every fund's stated objective, style, and risk positioning.

We are committed to helping financial advisors provide sound, sensible guidance, information, and expertise to help investors reach their financial goals.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and Principal
Executive Officer

Steven D. Krichmar
Vice President and Principal
Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Brett C. Browchuk
Vice President

Charles E. Haldeman, Jr.
Vice President

Lawrence J. Lasser
Vice President

Richard G. Leibovitch
Vice President

Beth S. Mazor
Vice President

Richard A. Monaghan
Vice President

Stephen M. Oristaglio
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President

Daniel L. Miller
Vice President

Eric M. Wetlaufer
Vice President

Judith Cohen
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Vista Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com

SA015-88597  006/317/515  3/03


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------


Putnam Vista Fund
Supplement to Semiannual Report dated 1/31/03

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.


SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 1/31/03

                                                                        NAV

6 months                                                             -5.54%
1 year                                                              -28.61
5 years                                                             -16.08
Annual average                                                       -3.44
10 years                                                             89.42
Annual average                                                        6.60
Life of fund (since class A inception, 6/3/68)
Annual average                                                        9.05

Share value:                                                           NAV

7/31/02                                                              $6.50
1/31/03                                                              $6.14

----------------------------------------------------------------------------

Distributions: The fund did not make any distributions during this period.

----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.